EMPLOYMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2024
EMPLOYMENT COSTS
Schedule of employement cost
	2024	2023
Exploration and evaluation
Salaries and benefits	$1,486	$1,701
Amounts paid for services by HDSI personnel (note 8(b))	285	809
	1,771	2,510
General and administrative
Salaries and benefits	1,386	1,439
Amounts paid for services by HDSI personnel (note 8(b))	2,451	2,544
	3,837	3,983

Share-based payments	27	1,068
	$5,635	$7,561